Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,561,801.56
Total Fee Amount	1,458.58
Total Offset Amount	0.00
Net Fee	$ 1,458.58
Offering Table N/A
Offset Table N/A	N/A